     As filed with the Securities and Exchange Commission on July 31, 1997

                                                       Registration No.  2-84497

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                          -----------------------------

                         POST-EFFECTIVE AMENDMENT NO. 7
                                    FORM S-6

                          -----------------------------

                 FOR THE REGISTRATION UNDER THE SECURITIES ACT
                OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                          -----------------------------
A.       Exact name of trust:

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                              VLI SEPARATE ACCOUNT

B.       Name of depositor:

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

C.       Complete address of depositor's principal executive office:

                               51 Madison Avenue
                           New York, New York  10010

D.       Name and complete address of agent for service:

                             Linda M. Reimer, Esq.
                          New York Life Insurance and
                              Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010
Copies to:

Jeffrey S. Puretz, Esq.                Michael J. McLaughlin, Esq.
Dechert Price & Rhoads                 Senior Vice President and General Counsel
1500 K Street, NW                      New York Life Insurance Company
Washington, DC 20005-1208              51 Madison Avenue
                                       New York, New York  10010


It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ] on  _______, 1997 pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485.
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ] on ___________ pursuant to paragraph (a)(2) of Rule 485.
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.       Title and amount of securities being registered:

         Interests in the Separate Account under Variable Whole Life Insurance Policy.

F. Proposed maximum aggregate offering price to the public of the securities being registered:

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite amount of the securities being offered pursuant to this Registration Statement. On February 25, 1997, Registrant filed its Form 24F-2 for Registrant's most recent fiscal year.


In reliance on no-action assurances furnished to the Registrant and the Depositor in NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (publicly available November 15, 1989), the Registrant has ceased filing post-effective amendments to this Registration Statement and updating the prospectus contained therein. This post-effective amendment is filed in accordance with the DEAR REGISTRANT letter (publicly available November 7, 1996) issued by Susan Nash, Assistant Director, Office of Insurance Products at the Securities and Exchange Commission's Division of Investment Management, solely for the purpose of adding to the Registration Statement the "reasonableness" representation required by Section 26(e) of the Investment Company Act of 1940, as amended by the National Securities Markets Improvement Act of 1996. The Registrant hereby incorporates by reference the content of the Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 which was previously filed on February 28, 1989, received at the Securities and Exchange Commission on March 2, 1989 and effective on May 1, 1989.


The following representation is to be inserted immediately following the paragraph appearing in the Registration Statement on Form S-6, which is entitled "UNDERTAKING TO FILE REPORTS".

REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

         New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC VLI Separate Account, hereby represents that the fees and charges deducted under the Variable Whole Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, the Registrant, NYLIAC VLI Separate Account, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City and State of New York on the 31st day of July, 1997.


                                       NYLIAC VLI SEPARATE ACCOUNT
                                                (Registrant)

                                       By /s/Michael G. Gallo
                                         ---------------------

                                             Michael G. Gallo
                                             Senior Vice President

                                       NEW YORK LIFE INSURANCE AND
                                       ANNUITY CORPORATION
                                                (Depositor)

                                       By /s/Michael G.Gallo
                                         --------------------

                                             Michael G. Gallo
                                             Senior Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Jay S. Calhoun*                    Vice President, Treasurer and Director (Principal Financial Officer)

Maryann L. Ingenito*               Vice President and Controller (Principal Accounting Officer)

Richard M. Kernan, Jr.*            Director

Robert D. Rock*                    Senior Vice President and Director

Frederick J. Sievert*              President and Director (Principal Executive Officer)

Stephen N. Steinig*                Senior Vice President, Chief Actuary and Director

Seymour Sternberg*                 Director





*By /s/ Michael G. Gallo
   ---------------------

         Michael G. Gallo
         Attorney-in-Fact
         July 31, 1997